Finance receivables	12 Months Ended
Mar. 31, 2017
Finance receivables

6. Finance receivables:

Finance receivables consist of the following:

	Yen in millions
	March 31,
	2016	2017
Retail	11,156,798	11,453,352
Finance leases	1,144,312	1,265,882
Wholesale and other dealer loans	2,994,171	3,281,142

	15,295,281	16,000,376
Deferred origination costs	169,467	172,298
Unearned income	(754,836)	(804,591)
Allowance for credit losses
Retail	(98,853)	(104,354)
Finance leases	(24,600)	(23,962)
Wholesale and other dealer loans	(30,828)	(30,896)

Total allowance for credit losses	(154,281)	(159,212)

Total finance receivables, net	14,555,631	15,208,871
Less - Current portion	(5,912,684)	(6,196,649)

Noncurrent finance receivables, net	8,642,947	9,012,222

Finance receivables were geographically distributed as follows: in North America 59.1%, in Asia 11.9%, in Europe 10.3%, in Japan 8.3% and in Other 10.4% as of March 31, 2016, and in North America 59.1%, in Asia 11.3%, in Europe 10.3%, in Japan 8.1% and in Other 11.2% as of March 31, 2017.

The contractual maturities of retail receivables, the future minimum lease payments on finance leases and the contractual maturities of wholesale and other dealer loans at March 31, 2017 are summarized as follows:

	Yen in millions
Years ending March 31,	Retail	Finance leases	Wholesale and other dealer loans
2018	3,743,543	323,426	2,437,941
2019	2,794,572	250,978	275,706
2020	2,191,969	190,217	151,757
2021	1,471,456	87,492	111,925
2022	791,695	31,798	139,923
Thereafter	460,117	5,611	163,890

	11,453,352	889,522	3,281,142

Finance leases consist of the following:

	Yen in millions
	March 31,
	2016	2017
Minimum lease payments	810,088	889,522
Estimated unguaranteed residual values	334,224	376,360

	1,144,312	1,265,882
Deferred origination costs	5,135	5,809
Less - Unearned income	(95,213)	(103,518)
Less - Allowance for credit losses	(24,600)	(23,962)

Finance leases, net	1,029,634	1,144,211

Toyota is exposed to credit risk on Toyota’s finance receivables. Credit risk is the risk of loss arising from the failure of customers or dealers to meet the terms of their contracts with Toyota or otherwise fail to perform as agreed. Toyota estimates allowance for credit losses by variety of credit-risk evaluation process to cover probable and estimable losses above.

The table below shows the amount of the finance receivables segregated into aging categories based on the number of days outstanding as of March 31, 2016 and 2017:

	Yen in millions
	March 31, 2016
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	10,966,689	1,135,474	1,482,697	817,896	692,784
30-59 days past due	128,603	2,896	1	—	—
60-89 days past due	29,995	1,465	—	—	—
90 days or greater past due	31,511	4,477	3	480	310

Total	11,156,798	1,144,312	1,482,701	818,376	693,094

	Yen in millions
	March 31, 2017
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	11,264,660	1,255,626	1,707,432	848,757	722,697
30-59 days past due	125,626	5,114	1,327	—	405
60-89 days past due	29,321	1,321	—	—	—
90 days or greater past due	33,745	3,821	—	266	258

Total	11,453,352	1,265,882	1,708,759	849,023	723,360

The tables below show the recorded investment for each credit quality of the finance receivable within the wholesale and other dealer loan receivables portfolio segment in the United States and other regions as of March 31, 2016 and 2017:

United States

The wholesale and other dealer loan receivables portfolio segment is primarily segregated into credit qualities below based on internal risk assessments by dealers.

Performing: Account not classified as either Credit Watch, At Risk or Default

Credit Watch: Account designated for elevated attention

At Risk:	Account where there is an increased likelihood that default may exist based on qualitative and quantitative factors
Default:	Account is not currently meeting contractual obligations or we have temporarily waived certain contractual requirements

	Yen in millions
	March 31, 2016
	Wholesale	Real estate	Working capital	Total
Performing	912,643	430,673	189,969	1,533,285
Credit Watch	117,346	85,963	25,753	229,062
At Risk	12,683	12,311	1,937	26,931
Default	976	1,085	151	2,212

Total	1,043,648	530,032	217,810	1,791,490

	Yen in millions
	March 31, 2017
	Wholesale	Real estate	Working capital	Total
Performing	1,076,164	449,884	233,677	1,759,725
Credit Watch	142,336	68,726	16,049	227,111
At Risk	1,286	5,071	561	6,918
Default	8,791	5,079	544	14,414

Total	1,228,577	528,760	250,831	2,008,168

Other regions

Credit qualities of the wholesale and other dealer loan receivables portfolio segment in other regions are also monitored based on internal risk assessments by dealers on a consistent basis as in the United States. These accounts classified as “Credit Watch” or “At Risk” were not significant in other regions, and consequently the tables below summarize information for two categories, “Performing” and “Default”.

	Yen in millions
	March 31, 2016
	Wholesale	Real estate	Working capital	Total
Performing	436,839	284,512	474,731	1,196,082
Default	2,214	3,832	553	6,599

Total	439,053	288,344	475,284	1,202,681

	Yen in millions
	March 31, 2017
	Wholesale	Real estate	Working capital	Total
Performing	460,308	316,008	472,198	1,248,514
Default	19,874	4,255	331	24,460

Total	480,182	320,263	472,529	1,272,974

The tables below summarize information about impaired finance receivables:

	Yen in millions
	Recorded investment		Unpaid principal balance		Individually evaluated allowance
	March 31,		March 31,		March 31,
	2016	2017	2016	2017	2016	2017
Impaired account balances individually evaluated for impairment with an allowance:
Wholesale	13,374	10,667	13,374	10,667	1,303	1,373
Real estate	13,891	10,986	13,891	10,986	1,934	1,596
Working capital	4,851	3,793	4,851	3,793	3,916	1,291

Total	32,116	25,446	32,116	25,446	7,153	4,260

Impaired account balances individually evaluated for impairment without an allowance:
Wholesale	21,056	15,033	21,056	15,033
Real estate	11,098	11,780	11,098	11,780
Working capital	388	—	388	—

Total	32,542	26,813	32,542	26,813

Impaired account balances aggregated and evaluated for impairment:
Retail	27,854	27,269	27,149	26,597
Finance leases	85	66	75	54

Total	27,939	27,335	27,224	26,651

Total impaired account balances:
Retail	27,854	27,269	27,149	26,597
Finance leases	85	66	75	54
Wholesale	34,430	25,700	34,430	25,700
Real estate	24,989	22,766	24,989	22,766
Working capital	5,239	3,793	5,239	3,793

Total	92,597	79,594	91,882	78,910

	Yen in millions
	Average impaired finance receivables		Interest income recognized
	For the years ended March 31,		For the years ended March 31,
	2016	2017	2016	2017
Total impaired account balances:
Retail	31,368	26,628	2,155	1,741
Finance leases	96	76	2	0
Wholesale	29,315	26,306	481	650
Real estate	23,441	22,482	721	867
Working capital	5,486	4,208	240	217

Total	89,706	79,700	3,599	3,475

The amount of finance receivables modified as a troubled debt restructuring for the year ended March 31, 2017 was not significant for all classes of finance receivables. Finance receivables modified as troubled debt restructurings for the year ended March 31, 2017 and for which there was a payment default were not significant for all classes of such receivables.